Related Parties - Schedule of General and Administrative Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of General and Administrative Expenses [Line Items]
Management compensation	R$ 16,373	R$ 15,593	R$ 14,362
Board of directors and executive board compensation [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	13,526	12,433	11,583
Bonus [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	1,822	2,135	1,754
Overall compensation [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	15,348	14,568	13,337
Share grants [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	R$ 1,025	R$ 1,025	R$ 1,025